Financial Instruments Risks - Summary of Guarantees and Loan Commitments (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Summary of Guarantees and Loan Commitments [Abstract]
Financial guarantees and load commitments	$ 171,822,963	$ 220,023,853